General information and significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2022
Corporate Information And Statement Of IFRS Compliance [Abstract]
Basis of accounting
Basis of accounting
The unaudited condensed consolidated financial statements have been presented in United States dollars (“USD” or “$”), which is the functional currency of Scorpio Tankers Inc. and all of its subsidiaries.
The unaudited condensed consolidated financial statements for the six months ended June 30, 2022 have been prepared in accordance with International Accounting Standard, or IAS 34, Interim Financial Statements, as issued by the International Accounting Standards Board, or IASB, using the same accounting policies as adopted in the preparation of the consolidated financial statements for the year ended December 31, 2021. These unaudited condensed consolidated interim financial statements do not include all of the information required for full annual financial statements prepared in accordance with International Financial Reporting Standards
Going concern
Going concern
The unaudited condensed consolidated financial statements have been prepared in accordance with the going concern basis of accounting as described further in the "Liquidity risk" section of Note 19. Liquidity risk is the risk that an entity will encounter difficulty in raising funds to meet commitments associated with financial instruments. We manage liquidity risk by maintaining adequate reserves and borrowing facilities and by continuously monitoring forecast and actual cash flows. Liquidity risks can manifest themselves when economic conditions deteriorate or when we have significant maturities of our financial instruments.
Based on internal forecasts and projections that take into account reasonably possible changes in our trading performance, we believe that we have adequate financial resources to continue in operation and meet our financial commitments (including, but not limited to, debt service and lease financing obligations) for a period of at least twelve months from the date of approval of these unaudited condensed consolidated financial statements. Accordingly, we continue to adopt the going concern basis in preparing our financial statements.

Disclosure of expected impact of initial application of new standards or interpretations
Adoption of new and amended IFRS and International Financial Reporting Interpretations Committee interpretations
No significant standards and interpretations were adopted during the six months ended June 30, 2022 and 2021.

IFRS 16 Lease Revenue
IFRS 16 Lease Revenue
In accordance with IFRS 16 - Leases, we are required to identify the lease and non-lease components of revenue and account for each component in accordance with the applicable accounting standard. In time charter-out or pool arrangements, we have determined that the lease component is the vessel and the non-lease component is the technical management services provided to operate the vessel. Each component is quantified on the basis of the relative stand-alone price of each lease component; and on the aggregate stand-alone price of the non-lease components.
    These components are accounted for as follows:
•All fixed lease revenue earned under these time charter-out arrangements is recognized on a straight-line basis over the term of the lease.
•Lease revenue earned under our pool arrangements is recognized as it is earned, since it is 100% variable.
•The non-lease component is accounted for as services revenue under IFRS 15. This revenue is recognized “over time” as the customer (i.e. the pool or the charterer) is simultaneously receiving and consuming the benefits of the service.